Cover	Sep. 28, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2021
Entity File Number	001-40719
Entity Registrant Name	CONYERS PARK III ACQUISITION CORP.
Entity Central Index Key	0001841137
Entity Tax Identification Number	83-1451191
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	999 Vanderbilt Beach Road
Entity Address, Address Line Two	Suite 601
Entity Address, City or Town	Naples
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34108
City Area Code	(212)
Local Phone Number	429-2211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	CPAAU
Security Exchange Name	NASDAQ
Shares of Class A common stock included as part of the units
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	CPAA
Security Exchange Name	NASDAQ
Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	CPAAW
Security Exchange Name	NASDAQ